Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan

NOTE 1 - DESCRIPTION OF PLAN

The following description of the Prosperity Bancshares, Inc. 401(k) Profit Sharing Plan (the “Plan”) provides only general information. Participants should refer to the Plan’s document for a more complete description of the Plan’s provisions.

A. General

The Plan is a defined contribution plan covering all full-time and part-time employees of Prosperity Bank (the “Bank”), a wholly owned subsidiary of Prosperity Bancshares, Inc., who have completed at least three (3) months of service and are twenty-one (21) years of age or older. An employee’s entry date is the first day of the month coinciding with or next following the date they satisfy the eligibility requirements. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

B. Contributions

Each year a participant may contribute up to 75% of eligible compensation subject to the maximum amount allowable under the Internal Revenue Code of 1986, as amended (the “Code”). Participants also have the option of making Roth salary deferral contributions. If a participant is age fifty (50) or older, he or she may elect to defer additional amounts as catch-up contributions. Participants may change their contribution percentage on the beginning of each payroll period or stop contributing at any time. Participants are also permitted to deposit into the Plan, distributions from other plans and certain Individual Retirement Accounts as rollover contributions.

The Bank, at its discretion, may contribute to the Plan a matching contribution which is determined annually. In 2025, the Bank matched fifty percent (50%) of the participants’ contributions subject to certain limitations, excluding catch-up contributions, up to fifteen percent (15%) of their eligible compensation, calculated annually. The Bank may also make a discretionary profit sharing contribution. No profit sharing contributions were made during 2025.

C. Participant Accounts

Each participant’s account is credited with the participant’s contributions and allocations of (a) employer matching contributions and profit sharing contributions, and (b) Plan earnings (losses), and is charged with an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. At December 31, 2025 and 2024, all investments of the Plan were participant-directed.

D. Vesting

Participants are immediately vested in their contributions plus actual earnings (losses) thereon. Vesting in the employer matching contribution and profit sharing contribution of participant accounts plus actual earnings (losses) thereon is based on years of continuous service. To qualify for a year of service for vesting purposes, the participant must complete one thousand (1,000) hours of service in that calendar year. Participants vest twenty percent (20%) per year after two (2) years of service and are one hundred percent (100%) vested after six (6) years of service. A participant becomes 100% vested when terminated from employment due to death or disability, or upon reaching the normal retirement age of 62.

E. Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or fifty percent (50%) of their vested account balance. Loan terms generally range from 1 - 5 years, but can be longer if the loan is used to purchase a principal residence. The loans are secured by the balance in the participant’s account and bear interest at a rate commensurate with the local prevailing rates. Principal and interest are paid ratably through scheduled payroll deductions. A participant may have up to two outstanding loans at a time.

NOTE 1 - DESCRIPTION OF PLAN (CONTINUED)

F. Payment of Benefits

A participant may receive installment payments, partial withdrawals or a lump-sum amount, equal to the vested value of the participant’s account, due to a separation of service, death, disability, or retirement. The Plan does permit hardship distributions. Hardship distributions are governed by Internal Revenue Service (“IRS”) regulations and are permitted to satisfy certain immediate and heavy financial needs. In-service distributions for participants who are at least age 59 1/2 are permitted from a participant's fully vested account balance. Distributions from a participant’s rollover account may be made at any time. Effective January 1, 2025, the Plan allows expanded distribution options under the Secure 2.0 Act. This option allows for limited withdrawals for Qualified Birth or Adoption, Domestic Abuse Victim, Emergency Expense, and Qualified Natural Disaster Area. The Plan will be formally amended for these provisions by December 31, 2026.

G. Forfeitures

Forfeited balances of terminated participants’ nonvested accounts are used by the Plan for several purposes, such as the reduction of employer matching contributions or the payment of Plan administrative expenses. During the year ended December 31, 2025, $1,248,339 was used to reduce employer matching contributions. As of December 31, 2025 and 2024, the forfeitures account had a balance of $36,044 and $664,943, respectively.

H. Plan Termination

Although it has not expressed any intent to do so, the Bank has the right to terminate the Plan at any time. In the event of Plan termination, participants will become one hundred percent (100%) vested in their accounts. The Bank will direct the distribution of participants’ accounts in a manner permitted by the Plan as soon as practicable following any such termination.

I. Investment Options

Upon enrollment in the Plan, a participant may direct his or her contributions in various investment options totaling one hundred percent (100%). Participants may change their investment options at any time. Employer matching contributions are matched to the funds designated by the participant.